LOAN RECEIVABLE	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
LOAN RECEIVABLE

5. LOAN RECEIVABLE

	2026-06-30	2025-12-31
	$	$
Loan to a non-related company (a)	50,000	50,000
Loan to a non-related individual (b)	27,347	27,347
	77,347	77,347

a)	This is an unsecured loan to a non-related company entered into on December 23, 2025 bearing interest at 5% per annum and repayable on June 30, 2026. The loan is still outstanding.

b)	This is an unsecured loan to a non-related individual entered into on December 23, 2025 bearing interest at 5% per annum and repayable on June 30, 2026. The loan is still outstanding.